Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Disclosure of associates [line items]
Current Assets		$ 141,276		$ 149,432
Non-current Assets		333,358		377,424
Current Liabilities		73,959		72,930
Non-current Liabilities		314,856		334,411
Net assets		474,634		526,856
Revenues		69,767		58,824		$ 59,669
Net income / (loss)		(26,847)		23,237		3,048
Total comprehensive income / (loss)		(28,264)		32,686		6,518
Cash of operating activities		18,920		14,287		13,244
Cash of investing activities		7,829		(21,363)		(3,948)
Cash of financing activities		(19,419)		(4,312)		$ 3,453
Quality Invest [Member]
Disclosure of associates [line items]
Current Assets	[1]	17		7
Non-current Assets	[1]	3,443		4,387
Current Liabilities	[1]	83		100
Non-current Liabilities	[1]	806		1,008
Net assets	[1]	$ 2,571		$ 3,286
% ownership interest	[1]	50.00%		50.00%
Interest in associate and joint venture	[1]	$ 1,286		$ 1,643
Goodwill and others	[1]	22		22
Book value	[1]	1,308		1,665
Revenues	[1],[2]	25		22
Net income / (loss)	[1],[2]	(816)		1,227
Total comprehensive income / (loss)	[1],[2]	(816)		1,227
Dividend distribution	[1],[2]
Cash of operating activities	[1],[2]	(87)		(138)
Cash of investing activities	[1],[2]
Cash of financing activities	[1],[2]	87		138
Changes in cash and cash equivalents	[1],[2]
Mehadrin [Member]
Disclosure of associates [line items]
Current Assets		8,319		9,905
Non-current Assets		10,718		8,813
Current Liabilities		9,143		7,561
Non-current Liabilities		2,602		3,855
Net assets		$ 7,292		$ 7,302
% ownership interest		45.41%		45.41%
Interest in associate and joint venture		$ 3,311		$ 3,317
Goodwill and others		79		218
Book value		3,390		3,535
Revenues	[2]	12,125		11,277
Net income / (loss)	[2]	542		534
Total comprehensive income / (loss)	[2]	573		541
Dividend distribution	[2]
Cash of operating activities	[2]	470		615
Cash of investing activities	[2]	(194)		40
Cash of financing activities	[2]	(883)		(110)
Changes in cash and cash equivalents	[2]	(607)		545
BHSA [Member]
Disclosure of associates [line items]
Current Assets		61,440	[3]	56,183
Non-current Assets		22,382	[3]	24,827
Current Liabilities		62,630	[3]	44,697
Non-current Liabilities		10,696	[3]	28,560
Net assets		$ 10,496	[3]	$ 7,753	[4]
% ownership interest		29.91%	[3]	29.91%
Interest in associate and joint venture		$ 3,139	[3]	$ 2,319
Goodwill and others		25	[3]	2,784
Book value		3,114	[3]	5,103
Revenues	[2]	17,006	[3]	12,300
Net income / (loss)	[2]	1,698	[3]	2,054
Total comprehensive income / (loss)	[2]	1,698	[3]	2,054
Dividend distribution	[2]	250	[3]	200
Cash of operating activities	[2]	7,940	[3]	2,602
Cash of investing activities	[2]	(2,041)	[3]	(79)
Cash of financing activities	[2]	(5,044)	[3]	(821)
Changes in cash and cash equivalents	[2]	1,689	[3]	1,702
PBEL [Member]
Disclosure of associates [line items]
Current Assets		2,220		3,057
Non-current Assets		597		650
Current Liabilities		442		909
Non-current Liabilities		8,486		8,506
Net assets		$ (6,111)		$ (5,708)
% ownership interest		45.00%		45.00%
Interest in associate and joint venture		$ (2,750)		$ (2,569)
Goodwill and others		4,135		4,201
Book value		1,385		1,632
Revenues	[2]	9		8
Net income / (loss)	[2]	(182)		(552)
Total comprehensive income / (loss)	[2]	(223)		(548)
Dividend distribution	[2]
Cash of operating activities	[2]	40		(76)
Cash of investing activities	[2]	167		397
Cash of financing activities	[2]	(214)		(345)
Changes in cash and cash equivalents	[2]	(7)		(24)
Shufersal Ltd. [Member]
Disclosure of associates [line items]
Current Assets		36,202		34,198
Non-current Assets		62,604		60,060
Current Liabilities		38,278		37,450
Non-current Liabilities		38,338		34,381
Net assets		$ 22,190		$ 22,427
% ownership interest		26.02%		33.56%	[5]
Interest in associate and joint venture		$ 5,774		$ 7,527
Goodwill and others		10,328		12,329
Book value		16,102		19,856
Revenues	[2]	115,894		94,100
Net income / (loss)	[2]	2,214		1,847
Total comprehensive income / (loss)	[2]	2,202		(118)
Dividend distribution	[2]	1,713		708
Cash of operating activities	[2]	3,119		5,906
Cash of investing activities	[2]	(8,067)		(7,587)
Cash of financing activities	[2]	977		4,569
Changes in cash and cash equivalents	[2]	$ (3,971)		$ 2,888

[1]	In March 2011, Quality acquired an industrial plant located in San Martin, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
[2]	Information under GAAP applicable in the associate and joint ventures' jurisdiction.
[3]	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.
[4]	Net of non-controlling interest.
[5]	Control was lost in June 30, 2018. See Note 4.G.